Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases	Balance sheet information related to the Company’s leases was as follows (in thousands):

	September 25, 2022	December 31, 2021
Lease assets	$2,495	$3,471
Current portion of lease liability	1,093	1,146
Long-term portion of lease liabilities	1,504	2,423

	$2,597	$3,569

Balance sheet information related to the Company’s leases as of December 31, was as follows (in thousands):

	2021	2020
ROU assets	$3,471	$512
Current portion of lease liabilities	$1,146	$526
Long-term portion of lease liabilities	2,423	—

	$3,569	$526

Summary of Lessee, Operating Lease, Liability, Maturity
Future maturities of the Company’s operating lease liabilities as of September 25, 2022 were as follows (in thousands):

Future lease payments:
2022	$296
2023	1,103
2024	886
2025	209
2026	150
Thereafter	—

2,644
Present value discount	(47)

Lease liabilities	$2,597

Future maturities of the Company’s operating lease liabilities as of December 31, 2021 were as follows (in thousands):

Future lease payments:
2022	$1,184
2023	1,217
2024	887
2025	209
2026	150

3,647
Present value discount	(78)

Lease liabilities	$3,569

Summary of Supplemental Information Related to Operating Leases
Other lease information surrounding the Company’s operating leases was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Cash outflows for amounts included in the measurement of lease liabilities	$315	$418	$935	$623
ROU assets obtained in exchange for lease obligations	—	2,611	85	3,940
Lease modifications	(152)	—	(152)	—

	September 25, 2022	December 31, 2021
Weighted-average remaining lease term (in years)	2.58	3.26
Weighted-average discount rate	1.32%	1.29%

Other lease information surrounding the Company’s operating leases as of December 31, was as follows (dollars in thousands):

	2021	2020
Cash outflows for amounts included in the measurement of lease liabilities	$924	$819
ROU assets obtained in exchange for lease obligations	$3,940	$—
Lease modifications	$—	$(83)
Weighted-average remaining lease term (in years)	3.26	0.74
Weighted-average discount rate	1.29%	3.66%